Note 10 - Income Tax (Details Textual) - USD ($) Pure in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2023
Unrecognized Tax Benefits	$ 3,889	$ 0	$ 0	$ 1,915
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 2,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%	0.00%	0.00%
Operating Loss Carryforwards	$ 13,300	$ 20,900
Open Tax Year	2017 2018 2019 2020 2021 2022